Fair Value - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale, measurement input		80
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 687,000,000,000	¥ 602,000,000,000
Loans, Held For Sale, Input, Weighted Average	77.7
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans, Held For Sale, Input, Range	83.9
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans, Held For Sale, Input, Range	74.5
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	¥ 226,000,000,000	109,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 147,000,000,000	7,000,000,000	¥ (48,000,000,000)
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3	¥ 41,000,000,000	7,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	41,000,000,000	7,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	5,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	20,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	3,000,000,000	11,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	3,000,000,000	11,000,000,000
Derivative financial instruments assets
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	1,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	6,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	¥ 1,000,000,000
Other investments
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3		2,000,000,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3		¥ 2,000,000,000